Cover	Jul. 27, 2026
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Jul. 27, 2026
Current Fiscal Year End Date	--04-30
Entity File Number	001-40359
Entity Registrant Name	Uranium Royalty Corp.
Entity Central Index Key	0002143673
Entity Tax Identification Number	42-3490185
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	141 Union Blvd
Entity Address, Address Line Two	Suite #310
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80228
City Area Code	(604)
Local Phone Number	630-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	UROY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false